HERITAGE

                              --------------------
                             SERIES TRUST/trademark/
                              --------------------

                             AGGRESSIVE GROWTH FUND

     Heritage Series Trust-Aggressive Growth Fund (the "Fund") is a mutual fund seeking long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies that the Fund's portfolio manager believes have significant growth potential.

     The Fund offers Class A shares (sold subject to a 4.75% maximum front-end sales load) ("Class A shares"), Class B shares (sold subject to a 5% maximum contingent deferred sales load, declining over a six-year period) ("Class B shares") and Class C shares (sold subject to a 1% contingent deferred sales load) ("Class C shares"). The Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply.

     This Prospectus contains information that should be read before investing in the Fund and should be kept for future reference. A Statement of Additional Information ("SAI") dated July 29, 1998 relating to the Class A, Class B and Class C shares of the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the SAI is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                    HERITAGE

                            -------------------------
                             ASSET MANAGEMENT, INC.
                            -------------------------
                        Registered Investment Advisor-SEC

                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 421-4184

                         Prospectus dated July 29, 1998

TABLE OF CONTENTS
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GENERAL INFORMATION ...................................................     1
 Total Fund Expenses ..................................................     1
 Investment Objective, Policies and Risk Factors ......................     2
 Net Asset Value ......................................................     5
 Performance Information ..............................................     6

INVESTING IN THE FUND .................................................     7
 Purchase Procedures ..................................................     7
 Minimum Investment Required/Accounts With Low Balances ...............     8
 Systematic Investment Programs .......................................     9
 Retirement Plans .....................................................     9
 Choosing a Class of Shares ...........................................     9
 What Class A Shares Will Cost ........................................    11
 What Class B Shares Will Cost ........................................    12
 What Class C Shares Will Cost ........................................    13
 Minimizing the Contingent Deferred Sales Load ........................    13
 Waiver of the Contingent Deferred Sales Load .........................    14
 How to Redeem Shares .................................................    14
 Receiving Payment ....................................................    16
 Exchange Privilege ...................................................    17

MANAGEMENT OF THE FUND ................................................    18
 Board of Trustees ....................................................    18
 Investment Adviser, Fund Accountant, Administrator and Transfer Agent     18
 Subadviser ...........................................................    19
 Portfolio Management .................................................    19
 Brokerage Practices ..................................................    19

SHAREHOLDER AND ACCOUNT POLICIES ......................................    20
 Dividends and Other Distributions ....................................    20
 Distribution Plans ...................................................    20
 Taxes ................................................................    21
 About the Trust and the Fund .........................................    22
 Shareholder Information ..............................................    22


                                   Prospectus

                              GENERAL INFORMATION

TOTAL FUND EXPENSES
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     The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund's shares were not offered for sale prior to the date of this Prospectus, all annual operating expenses, including other expenses, are based on estimated expenses.

SHAREHOLDER TRANSACTION EXPENSES:

                                                          CLASS A   CLASS B    CLASS C
                                                         ========= ========= ===========
    Maximum Sales Load Imposed on Purchases (as a % of
     offering price) .................................      4.75%   None       None
    Maximum Contingent Deferred Sales Load (as a % of
     original purchase price or redemption proceeds,
     whichever is lower ..............................      None      5%*        1%**
    Wire Redemption Fee (per transaction) ............    $ 5.00    $ 5.00     $ 5.00

----------

* Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase. See "What Class B Shares Will Cost" below for a further discussion.
**   Declining to 0% at the first year.

ANNUAL OPERATING EXPENSES:

                                                        CLASS A   CLASS B    CLASS C
                                                       ========= ========= ==========

    Management fee (after fee waiver) ................    0.85%     0.85%      0.85%
    12b-1 fees .......................................    0.25%     1.00%      1.00%
    Other expenses ...................................    0.55%     0.55%      0.55%
                                                          ----      ----       ----
     Total Fund operating expenses (after fee waiver)     1.65%     2.40%      2.40%
                                                          ====      ====       ====


     The Fund's manager, Heritage Asset Management, Inc. (the "Manager" or "Heritage"), voluntarily will waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.65% of the average daily net assets and to the extent that Class B and Class C annual operating expenses exceed 2.40% of the average daily net assets attributable to that class for the fiscal year ending October 31, 1998. Absent such fee waivers, "Management fee" and "Total Fund operating expenses" are expected to be 1.00% and 1.80%, respectively, for Class A shares and 1.00% and 2.55%, respectively, for Class B and Class C shares.

EXAMPLES OF THE EFFECT OF FUND EXPENSES:

     The impact of Fund operating expenses on earnings is illustrated in the examples below assuming a hypothetical $1,000 investment and a 5% annual rate of return.

                                                                           1 YEAR   3 YEARS
                                                                          ======== ========
    Class A shares ....................................................      $63     $ 97
    Class B shares (assuming sale of all shares at end of period) .....      $74     $105
    Class B shares (assuming no sale of shares) .......................      $24     $ 75
    Class C shares ....................................................      $24     $ 75

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less


                                  Prospectus 1
than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. Due to the imposition of Rule 12b-1 fees, it is possible that long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc. For a further discussion of these costs and expenses, see "Management of the Fund" and "Distribution Plans."

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS
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     The Fund's investment objective is long-term capital appreciation. The
Fund seeks to achieve this objective by investing primarily in the equity securities of companies that, in the opinion of the subadviser, Eagle Asset Management, Inc. ("Eagle" or the "Subadviser"), have significant growth potential ("growth companies"). Current dividend income is only an incidental consideration. The Fund is designed for aggressive investors who are willing to assume more volatility and investment risk than an investment in an ordinary capital appreciation fund or a small capitalization fund. There can be no assurance that the Fund's investment objective will be achieved.

BECAUSE THE FUND INVESTS PRIMARILY IN
GROWTH COMPANIES, THE VALUE OF YOUR
INVESTMENT MAY FLUCTUATE MORE SHARPLY
THAN INVESTMENTS IN OTHER FUNDS. YOU CAN
LOSE MONEY BY INVESTING IN THE FUND.

     Eagle will pursue a flexible investment strategy in the selection of equity securities of growth companies. Growth companies frequently are characterized by above-average earnings or sales growth and retention of earnings. In addition, growth companies often command higher price to earnings ratios than the securities of other companies. They are not limited to any particular investment sector, industry or company size.

     While Eagle believes that the growth companies in which the Fund invests offer greater opportunities for capital appreciation than that of the market averages, investment in growth companies entails significant risks that you should consider before investing. The prices of growth company securities may rise and fall dramatically based, in part, on investors' perceptions of the company rather than on fundamental analysis of the securities. Investing in growth companies also may involve more risk because these companies may have no earnings or have experienced losses. In certain cases, Eagle may identify a company as a growth company based on a belief that actual or anticipated products or services will produce future earnings. If the company fails to realize these products or services, the price of its securities may decline sharply and become less liquid.

     The Fund will invest, under normal market conditions, at least 65% of its total assets in equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into either common stock or preferred stock, and warrants and rights exercisable for equity securities. The Fund also may invest in American Depository Receipts ("ADRs") and Real Estate Investment Trusts ("REITs"). The Fund may invest the remainder of its total assets in U.S. Government securities, repurchase agreements or other short-term money market instruments.


                                  Prospectus 2

     The Fund will invest a majority of its assets in equity securities of small and medium size companies, although the Fund may invest a portion of its assets in securities of larger corporations that it believes have significant growth potential. While small and medium size companies generally may have potential for rapid growth, these investments often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competition strengths of larger companies.

INVESTING IN SMALL AND MEDIUM
SIZE COMPANIES MAY INVOLVE
SPECIAL OPPORTUNITIES AND
RISKS.

     The Fund may invest up to 10% of its net assets in foreign securities (including depository receipts). The Fund may invest up to 10% of its net assets in other investment companies. The Fund also may invest up to 15% of its net assets in illiquid securities. The Fund may purchase or sell a security without regard to the length of time the security will be or has been held. Although the Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of the Fund. For a discussion of these investments, see the SAI.

     The Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise noted, all policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. The SAI contains more detailed information about the Fund's investment policies and risks.

     Following is a description of the significant policies and risk factors that are applicable to the Fund:

     AMERICAN DEPOSITORY RECEIPTS.   The Fund may invest in ADRs, which
typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are subject to many of the risks inherent in investing in foreign securities, as described below. For a further discussion of ADRs and other types of depository receipts, see the SAI.

     CONVERTIBLE SECURITIES; RISK OF INVESTMENT IN LOWER RATED CONVERTIBLE SECURITIES. The Fund may invest in convertible securities rated investment grade and up to 5% of its net assets in convertible securities rated below investment grade. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics and provide the potential for capital appreciation if the market price of the underlying common stock increases.


                                  Prospectus 3

     Investment grade securities include securities rated BBB or above by Standard & Poor's ("S&P") or Baa by Moody's Investor Services ("Moody's") or, if unrated, are deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The Fund may retain a security that has been downgraded below investment grade if, in the opinion of the Subadviser, it is in the Fund's best interest.

     As described above, the Fund may invest in convertible securities rated below investment grade by S&P or Moody's, or unrated convertible securities deemed to be below investment grade by the Subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with investment grade and lower-rated securities and the Appendix to the SAI for a description of S&P and Moody's corporate bond ratings.

     Lower-rated securities (commonly referred to as "junk bonds") generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower-rated securities generally is thinner and less active than that for higher-quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

     FOREIGN SECURITIES.   The Fund may invest in foreign securities.
Investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees generally are higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay

                                  Prospectus 4
in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to foreign currency denominated securities.

     REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in REITs, including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

     TEMPORARY DEFENSIVE PURPOSES. For temporary defensive purposes during anticipated periods of general market decline, the Fund may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix to the SAI.

NET ASSET VALUE
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     The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading -- normally 4:00 p.m. Eastern time -- of the New York Stock Exchange ("Exchange") each day it is open. The Fund's net asset value per share is calculated by dividing the value of the total assets, less liabilities, by the total number of Fund shares outstanding. The per share net asset value of each class of shares may differ as a result of the different daily expense accruals applicable to that class.

THE NET ASSET VALUE OF THE
FUND'S SHARES IS CALCULATED
DAILY AS OF THE CLOSE OF
REGULAR TRADING ON THE NEW
YORK STOCK EXCHANGE.


                                  Prospectus 5

     The Fund values its securities and other assets based on their market value based on the last sales price as reported by the principal securities exchange on which the securities are traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if the Manager or the Subadviser has reason to question the validity of market quotations it receives, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rate prevailing at the time the Fund calculates its net asset value per share.

     Trading in foreign markets is usually completed each day prior to the close of the Exchange. However, events may occur that affect the values of such securities and the exchange rates between the time of valuation and the close of the Exchange. Should events materially affect the value of such securities during the period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the Board.

     For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

PERFORMANCE INFORMATION
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     Total return data of each class from time to time may be included in advertisements about the Fund. Performance information is computed separately for each class in accordance with the methods described below. Because Class B shares and Class C shares bear higher Rule 12b-1 fees, the performance of Class B shares and Class C shares of the Fund likely will be lower than that of Class A shares.

     Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of Class A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of Class B shares and Class C shares, giving effect to the deduction of any contingent deferred sales load ("CDSL") that would be payable). In addition, the Fund may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. The Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per Class A share, Class B share and Class C share over a period of time, adjusted for dividends and other distributions. Class A share, Class B share and Class C share performance may be compared with various indices.

     All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's investment portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment


                                  Prospectus 6
objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

                             INVESTING IN THE FUND

PURCHASE PROCEDURES
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     Shares of the Fund will be offered continuously once the Fund commences operations through the Fund's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended. For a discussion of the classes of shares offered by the Fund, see "Choosing a Class of Shares."

HOW TO BUY SHARES:

     When placing an order to buy shares, you should specify whether the order is for Class A shares, Class B shares or Class C shares. All purchase orders that fail to specify a class automatically will be invested in Class A shares, which include a front-end sales load. The Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Certificates will not be issued for Class B shares.

INITIAL OFFERING OF SHARES

     The Fund initially will offer its shares for sale during a period scheduled to end at the close of business on August 20, 1998 (the "Initial Offering Period"). During this period, shares will be offered through the Distributor, participating dealers or participating banks at a price of $14.29 per Class A share, plus the applicable sales load with a maximum offering price of $15.00 per share, and $14.29 per Class B share and Class C share. The Fund reserves the right to extend the Initial Offering Period.

SUBSCRIPTIONS FOR SHARES WILL
BE ACCEPTED DURING AN INITIAL
OFFERING PERIOD.

     During the Initial Offering Period, a Financial Advisor of the Distributor, a participating dealer or a participating bank ("Financial Advisor") may obtain subscription orders. Subscriptions for shares will be accepted through the last day of the Initial Offering Period. After the close of the Initial Offering Period (the "Closing Date"), subscriptions will be due and payable, shares will be issued, and the Fund will commence investment operations. To the extent that payment is made to the Distributor or a Financial Advisor prior to the Closing Date, such persons may benefit from the temporary use of funds. The Fund reserves the right to withdraw, cancel or modify the offering of shares during the Initial Offering Period without notice and the Fund reserves the right to refuse any order in whole or in part, if the Fund determines that it is in the best interests to do so.


                                  Prospectus 7

CONTINUOUS OFFERING OF SHARES

     When the Fund commences continuous offering of its shares, shares of the Fund may be purchased by placing an order for Fund shares with your Financial Advisor and remitting payment to the Distributor, participating dealer or bank within three business days.

YOU MAY BUY SHARES OF THE FUND
ONCE SHARES ARE OFFERED
CONTINUOUSLY BY:

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's offering price. Purchase orders received by your Financial Advisor prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m. Eastern time, on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost," "What Class B Shares Will Cost" and "What Class C Shares Will Cost."

/bullet/ CALLING YOUR
         FINANCIAL ADVISER

     You also may purchase shares of the Fund directly by completing and signing the Account Application found in this Prospectus and mailing it, along with your payment, to Heritage Series Trust -- Aggressive Growth Fund, P.O. Box 33022, St. Petersburg, FL 33733. Indicate the class of shares and the amount you wish to invest. Your check should be made payable to the Fund and class of shares you are purchasing.

/bullet/ COMPLETING THE
         ACCOUNT APPLICATION CONTAINED
         IN THIS PROSPECTUS AND SENDING
         YOUR CHECK; OR

     Shares may be purchased with Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to:

                State Street Bank and Trust Company
                Boston, Massachusetts
                ABA #011-000-028
                Account # 3196-769-8
                Heritage Series Trust -- Aggressive Growth Fund
                The class of shares to be purchased
                (Your Account Number Assigned by the Fund)
                (Your Name)

/bullet/ SENDING A FEDERAL FUNDS WIRE.

     To open a new account with Federal funds or by wire, you must contact the Manager or your Financial Advisor to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on how to buy shares, see "Investing in the Fund" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
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     Except as provided under "Systematic Investment Programs," the minimum initial investment in the Fund is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Financial Advisor for further information.

AN INITIAL INVESTMENT MUST BE
AT LEAST $1,000. A MINIMUM
BALANCE OF $500 MUST BE
MAINTAINED.

     Due to the high cost of maintaining accounts with low balances, it is currently the Fund's policy to redeem Fund shares in any account if the account


                                  Prospectus 8
balance falls below the required minimum value of $500, except for retirement accounts. You will be given 30 days' notice to bring your account balance to the minimum required or the Fund may redeem shares in the account and pay you the proceeds. The Fund does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

SYSTEMATIC INVESTMENT PROGRAMS
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--------------------------------------------------------------------------------

     A variety of systematic investment options are available for the purchase of Fund shares. These options provide for systematic monthly investments of $50 or more through systematic investing, payroll or government direct deposit, or exchange from another registered mutual fund advised or administered by Heritage ("Heritage Mutual Fund"). You may change the amount to be invested automatically or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. You will receive a periodic confirmation of all activity for your account. For additional information on these options, see the Account Application or contact the Manager at (800) 421-4184 or your Financial Advisor.

THE FUND OFFERS INVESTORS A
VARIETY OF CONVENIENT FEATURES
AND BENEFITS, INCLUDING DOLLAR
COST AVERAGING.

RETIREMENT PLANS
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     Share of the Fund may be purchased as an investment in Heritage IRA plans.
In addition, shares may be purchased as an investment for self-directed IRAs,
Section 403(b) annuity plans, defined contribution plans, self-employed individual retirement plans ("Keogh Plans"), Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. For more detailed information on retirement plans, contact the Manager at (800) 421-4184 or your Financial Advisor and see "Investing in the Fund" in the SAI.

CHOOSING A CLASS OF SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The Fund offers three classes of shares, Class A shares, Class B shares and Class C shares. The primary difference among these classes lies in their sales load structures and ongoing expenses.

      /bullet/ CLASS A SHARES. Class A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a maximum sales load of 4.75% imposed at the time of purchase. No CDSL is charged for Class A shares. Ongoing Rule 12b-1 fees for Class A shares are lower than the ongoing Rule 12b-1 fees for Class B shares and Class C shares.

CLASS A SHARES HAVE A
FRONT-END SALES LOAD AND LOWER
ANNUAL EXPENSES THAN CLASS B
SHARES OR CLASS C SHARES.
CLASS B SHARES AND CLASS C
SHARES HAVE A CDSL ON
REDEMPTIONS MADE WITHIN A
CERTAIN PERIOD AFTER PURCHASE.


                                  Prospectus 9

      /bullet/ CLASS B SHARES. Class B shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. Class B shares are subject to higher ongoing Rule 12b-1 fees than Class A shares. A maximum CDSL of 5% may be imposed on redemptions of Class B shares made within six years of purchase. After eight years, Class B shares convert to Class A shares, which have lower ongoing Rule 12b-1 fees and no CDSL.

      /bullet/ CLASS C SHARES. Class C shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. Class C shares are subject to higher ongoing Rule 12b-1 fees than Class A shares. A maximum CDSL of 1% may be imposed on redemptions of Class C shares made in less than one year of purchase. Class C shares do not convert to any other class of shares.

     The purchase plans offered by the Fund enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances.

     You should consider whether, during the anticipated length of your intended investment in the Fund, the accumulated ongoing Rule 12b-1 fees plus the CDSL on Class B shares and Class C shares would exceed the initial sales load plus accumulated ongoing Rule 12b-1 fees on Class A shares purchased at the same time. For short-term investments, Class A shares are subject to higher costs than Class B shares and Class C shares because of the initial sales charge. For longer investments, Class A shares are more suitable than Class B shares and Class C shares because Class A shares are subject to lower ongoing Rule 12b-1 fees. Depending on the number of years you hold Class A shares, the continuing Rule 12b-1 fees on Class B shares or Class C shares eventually would exceed the initial sales load plus the ongoing Rule 12b-1 fees on Class A shares during the life of your investment.

YOU SHOULD CHOOSE A SHARE
CLASS THAT MEETS YOUR
INVESTMENT OBJECTIVES. PLEASE
CONSULT WITH YOUR FINANCIAL
ADVISOR.

     You might determine that it would be more advantageous to purchase Class B shares or Class C shares in order to invest all of your purchase payment initially. However, your investment would remain subject to higher ongoing Rule 12b-1 fees and subject to a CDSL if you redeem Class B shares during the first six years after purchase and Class C shares less than one year after purchase. Another factor to consider is whether the potentially higher yield of Class A shares due to lower ongoing charges will offset the initial sales load paid on such shares.

     If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase Class A shares because similar reductions are not available for purchases of Class B shares or Class C shares. For example, if you intend to invest more than $1,000,000 in the Fund, you should purchase Class A shares to take advantage of the sales load waiver.

     Financial Advisors may receive different compensation for sales of Class A shares than sales of Class B shares or Class C shares.


                                 Prospectus 10

[LOGO]

                        HERITAGE FAMILY OF FUNDS
                        Account Application
                        P. O. Box 33022, St. Petersburg, FL 33733

            [ ] New Account  [ ] Update to Existing Account #_________________
                                 (Indicate fund in Fund Selection section below)

--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

[ ] Individual     [ ] Joint Tenant with Right of Survivorship     [ ] Corporation     [ ] Gift to Minor
[ ] Trust          [ ] Foundation or Exempt Organization           [ ] Association, Partnership or other
                                                                       organization

________________________________     ________________________________
Name of account owner                Social Security or Taxpayer ID #

_______________________________      ________________________________
Joint owner/Trustee/Custodian        Social Security or Taxpayer ID #
_______________________________      ________________________________
Joint owner/Trustee                  Date of birth of first named owner
_______________________________      ________________________________
Street address                       Daytime phone number
_______________________________      ________________________________
Street address                       Are you a U.S. citizen?  [ ] Yes [ ] No
_______________________________      If no, country of residence____________
City, State and ZIP


     FUND SELECTION ($1,000 MINIMUM INITIAL INVESTMENT UNLESS PARTICIPATING IN AN AUTOMATIC INVESTMENT PLAN)

                                                                                    Pay dividends   Pay capital
                 Fund name                      Share class    Investment amount         in:         gains in:
                                             A       B     C                        Shares   Cash   Shares   Cash
      Heritage Series Trust:
[ ]   Aggressive Growth Fund                 [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Eagle International Equity Portfolio   [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Growth Equity Fund                     [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Mid Cap Growth Fund                    [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Small Cap Stock Fund                   [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Value Equity Fund                      [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Heritage Capital Appreciation Trust    [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Heritage Income-Growth Trust           [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
      Heritage Income Trust:
[ ]   High Yield Bond Fund                   [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Intermediate Government Fund           [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
      Heritage Cash Trust:
[ ]   Money Market Fund                      [ ]   [ ]   [ ]   $________________      [ ]    [ ]      [ ]    [ ]
[ ]   Municipal Money Market Fund            [ ]   N/A   N/A   $________________      [ ]    [ ]      [ ]    [ ]
                                                                                   If none, checked, all
                                                                                   reinvested in
                                                                                   shares.
TOTAL INVESTMENT                                               $________________

--------------------------------------------------------------------------------
     SIGNATURES AND TAXPAYER IDENTIFICATION CERTIFICATION
--------------------------------------------------------------------------------

Each person signing on behalf of an entity represent that his/her actions are authorized. I have received and read a current prospectus for each fund in which I am investing and understand that its terms are incorporated by reference into this application. I understand that certain redemptions may be subject to a contingent deferred sales load. I agree that the Fund, Manager, Distributor and their Trustees, directors, officers and employees will not be held liable for any loss, liability, damage, or expense for relying upon this application or any instructions including telephone instructions they reasonably believe are authentic. If a taxpayer identification number is not provided and certified, all dividends paid will be subject to 31% Federal backup withholding.

Under penalties of perjury, I certify that:

1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me).
2. I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue
   Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because of under reporting interest or dividends on your tax return.


X____________________________   X____________________________
  Signature              Date    Signature              Date

--------------------------------------------------------------------------------
REDUCED SALES CHARGES
--------------------------------------------------------------------------------

STATEMENT OF INTENT
-------------------

If you agree in advance to invest at least $25,000 in Heritage Mutual Funds other than Heritage Cash Trust within 13 months, you will pay a reduced sales charge on those investments. Investments made up to 90 days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement.

[ ] I agree to invest at least the amount selected below over a 13-month period beginning ____/____/____. I understand that an additional sales charge must be paid if I do not complete this Statement of Intent.
    [ ] $25,000  [ ] $50,000  [ ] $100,000  [ ] $250,000  [ ] $500,000
    [ ] $1,000,000

RIGHT OF ACCUMULATION
---------------------

If you, your spouse, or your minor children own shares in other Heritage Mutual Funds, you may qualify for a reduced sales charge. Class A shares of Heritage Cash Trust are not eligible unless purchased by exchange from another Heritage Mutual Fund. These shares can be credited to a Statement of Intent.

[ ] I qualify for the Right of Accumulation. Please link the following Heritage accounts.


_____________________________     __________________________
Fund/Account Number               Fund/Account Number

_____________________________     ___________________________
Fund/Account Number               Fund/Account Number

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

You may redeem shares by calling Heritage and requesting that funds be sent to your address of record or the bank account listed in the Bank Account Information section below. We will withdraw up to $50,000 from your account and mail it to your address of record provided that address has not been changed in the last 30 days.

You may also exchange between the same class shares of like-registered accounts in any of the Heritage Mutual Funds by calling Heritage and requesting this service. Please see the prospectus for certain requirements for exchanging shares between funds.

If you DO NOT want to be able to process redemptions and exchanges via telephone order, please check here: [ ]

--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PLANS
--------------------------------------------------------------------------------

AUTOMATIC INVESTING
-------------------
You can instruct us to transfer funds from a specified bank checking account to your Heritage Fund account. This transfer will be effected by either an electronic transfer or by a paper draft. Complete the Bank Account Information section below and attach a voided check to this application.

                          Transfer
                            Date               Frequency (check one)
                         5th   15th                           Semi-
Fund          Amount                    Monthly   Quarterly   AnnuallY  Annually
____________  $_________ [ ]    [ ]       [ ]        [ ]        [ ]       [ ]
____________  $_________ [ ]    [ ]       [ ]        [ ]        [ ]       [ ]
____________  $_________ [ ]    [ ]       [ ]        [ ]        [ ]       [ ]
                         Choose one or both

ATTACH    I authorize Heritage to draw on my bank account, by check or
VOIDED    electronic transfer, for investment in a Heritage Fund. Heritage and
CHECK     my bank are not liable for any loss resulting from delays or
HERE dishonored draws. This program can be revoked by Heritage without prior notice if any draw is dishonored. I can discontinue this program at any time.

          X________________________________      X_____________________________
              Signature on checking account       Signature on checking account

          TO THE BANK NAMED BELOW:

In consideration of your compliance with the request and authorization of the depositor named above, Heritage Asset Management, Inc. agrees (1) To indemnify and hold you harmless from any loss you may suffer as a consequence of your actions resulting from or in connection with the execution and issuance of any check, draft, or order, whether or not genuine, purporting to be executed and received by you in the regular course of business under pre-authorized draft arrangement of the Heritage Funds, including any costs or expenses reasonably incurred in connection therewith; (2) That in the event any such check, draft, or order shall be dishonored, whether with or without cause, and whether intentionally or inadvertently, to indemnify you and hold you harmless from any loss resulting from such dishonor including your costs and reasonable expenses, except any losses due to your payment of any draw against insufficient funds;
(3) To defend at our cost and expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the foregoing requests, or in any manner arising by reason of your participation in the foregoing plan; and (4) That your participation in the plan or that of the depositor may be terminated by notice from either party to the other.

AUTOMATIC EXCHANGE
------------------

You can instruct us to periodically exchange funds from one Heritage Mutual Fund to a like-registered account in the same class of another Heritage Mutual Fund.

Frequency (choose
one):                   [ ] Monthly [ ] Quarterly [ ] Semiannually [ ] Annually

Day of month (choose
one):                   [ ] 1st     [ ] 5th       [ ] 10th         [ ] 20th

Fund to exchange from       Fund to exchange to       Amount

________________________    ________________________  $________________________

________________________    ________________________  $________________________

________________________    ________________________  $________________________

DIRECTED DIVIDENDS
------------------

You can direct the dividend payments from one Heritage Mutual Fund into a like-registered account in the same class of another Heritage Mutual fund. In the Fund Selection above, check the box for cash dividends.

From Fund                                To Fund

__________________________________       ____________________________________

__________________________________       ____________________________________

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN (SWP)
--------------------------------------------------------------------------------
You can receive monthly, quarterly, semiannually, or annually checks from your account. The checks can be sent to you at your address of record, to an account at a bank or other financial institution, or to another person you designate. You may send checks to more than one place. If you begin a SWP in Class C shares of a fund, you may redeem up to 12% annually of your current account value without incurring a contingent deferred sales load.

_______________________           Frequency (choose one):     [ ] Monthly
Fund for Withdrawal                                           [ ] Quarterly
                                                              [ ] Semiannually
                                                              [ ] Annually
Send payment to:                              Amount

[ ] My address of record.                    $________   ______________________
                                                         Payee name
[ ] The bank account listed in the Bank
    Account Information section below.       $________   ______________________
                                                         Payee address
[ ] The payee listed at the right. (If you
    have more than one payee, please
    attach a separate sheet indicating the   $________   ______________________
    amount to be sent to each.)                          City, State and ZIP

                                                         ______________________
                                                         Payee account number
                                                         (if applicable)

--------------------------------------------------------------------------------
     BANK ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Provide bank checking account information if you are participating in an Automatic Investment or Systematic Withdrawal Plan or if you wish for redemption proceeds to be sent directly to your bank.

__________________________________    __________________________________________
Bank name                             Bank account number

__________________________________    __________________________________________
Address                               Bank routing (ABA) number (from your bank)

__________________________________
City, State and ZIP

--------------------------------------------------------------------------------
DEALER INFORMATION
--------------------------------------------------------------------------------

We hereby authorize the Distributor to act as our agent in connection with transactions under this authorization form and agree to notify the Distributor of any purchases made under a Letter of Intent or Right of Accumulation. We guarantee the signatures on this application and the legal capacity of the signers. If a Systematic Withdrawal Plan is being established, we believe that the amount to be withdrawn is reasonable in light of the investor's circumstances and we recommend establishment of the account.

___________________________    __________________        _______________________
Representative's name          Branch number             Representative's number

___________________________    ________________________________________________
Dealer name                    Branch office location

___________________________    ________________________________________________
Main office address            Branch phone number

___________________________    X_______________________________________________
City, State and ZIP            Authorized representative's signature

WHAT CLASS A SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund's public offering price for Class A shares is the next determined net asset value per share plus a sales load determined in accordance with the following schedule:

THE SALES LOAD ON CLASS A
SHARES WILL VARY DEPENDING ON
THE AMOUNT YOU INVEST.

                          SALES LOAD AS A PERCENTAGE OF

                                                     NET AMOUNT
                                                      INVESTED           DEALER
AMOUNT OF PURCHASE              OFFERING PRICE   (NET ASSET VALUE)   REALLOWANCE(1)
============================   ================ =================== ===============
Less than $25,000...........          4.75%             4.99%             4.25%
$25,000-$49,999.............          4.25%             4.44%             3.75%
$50,000-$99,999.............          3.75%             3.90%             3.25%
$l00,000-$249,999...........          3.25%             3.36%             2.75%
$250,000-$499,999...........          2.50%             2.56%             2.00%
$500,000-$999,999...........          1.50%             1.52%             1.25%
$1,000,000 and over.........          0.00%             0.00%             0.00%(2)

----------

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the dealer concession shown above.
(2) For purchases of $1 million or more, the Manager may pay from its own resources up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. This amount will be paid to the Distributor pro rata over an 18-month period.

     In addition, Class A shares are subject to a Rule 12b-1 fee of 0.25% of their respective average daily net assets.

     Class A shares may be sold at net asset value without any sales load to: the Manager and Eagle; current and retired officers and Trustees of the Heritage Series Trust; directors, officers and full-time employees of the Manager, Eagle, the subadviser of any Heritage Mutual Fund, the Distributor and their affiliates; registered Financial Advisors and employees of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are party to agency agreements with the Distributor, and all such persons' immediate relatives and their beneficial accounts. In addition, the American Psychiatric Association has entered into an agreement with the Distributor that allows its members to purchase Class A shares at a sales load equal to two-thirds of the percentages in the above table. The dealer concession also will be adjusted in a like manner. Class A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee programs. However, under certain programs sponsored by the Distributor, a fee of up to $30 may be imposed on those purchases.

THE SALES LOAD ON CLASS A
SHARES MAY BE WAIVED UNDER
CERTAIN CIRCUMSTANCES.

COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)

     You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of Class A shares into a single "purchase" if the resulting "purchase" totals at least $25,000. For additional information regarding the Combined Purchase Privilege, see the Account Application or "Investing in the Fund" in the SAI.

YOU MAY QUALIFY FOR A REDUCED
SALES LOAD BY COMBINING
PURCHASES.


                                 Prospectus 11

STATEMENT OF INTENTION
----------------------

     You also may obtain the reduced sales loads shown in the above sales load schedule by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in Class A shares of the Fund or Class A shares of any other Heritage Mutual Fund subject to a sales load ("Statement of Intention"). If you qualify for the Combined Purchase Privilege, you may purchase Class A shares of the Heritage Mutual Funds under a single Statement of Intention. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in Class A shares of the Fund, please complete the appropriate portion of the Account Application found in this Prospectus. Current Fund shareholders can obtain a Statement of Intention from the Manager or the Distributor at the address or telephone number listed on the cover of this Prospectus or from their Financial Advisor.

A STATEMENT OF INTENTION
ALLOWS YOU TO REDUCE THE SALES
LOAD ON COMBINED PURCHASES OF
$25,000 OR MORE OVER ANY
13-MONTH PERIOD.

     For more information on the reduction or waiver of the sales load, see "Investing in the Fund" in the SAI.


WHAT CLASS B SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Class B shares may be purchased at net asset value without a front-end sales load, but are subject to a 5% maximum CDSL on redemption of Class B shares held for less than a six-year period. In addition, Class B shares are subject to a Rule 12b-1 fee of 1.00% of their respective average daily net assets. Class B shares are offered for sale only for purchases of less than $250,000.

THE CDSL IMPOSED ON
REDEMPTIONS OF CLASS B SHARES
WILL DEPEND ON THE AMOUNT OF
TIME YOU HAVE HELD CLASS B
SHARES.

     The CDSL imposed on redemptions of Class B shares will be calculated by multiplying the offering price (net asset value at the time of purchase) or the net asset value of the shares at the time of redemption, whichever is less, by the percentage shown on the following chart. The CDSL will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

THE CDSL, IF APPLICABLE, IS
BASED ON THE LOWER OF PURCHASE
PRICE OR REDEMPTION PRICE.


                                               CDSL AS A PERCENTAGE
                                         OF THE LESSER OF NET ASSET VALUE
                                               AT REDEMPTION OR THE
REDEMPTION DURING:                           ORIGINAL PURCHASE PRICE
=====================================   =================================
    1st year since purchase .........                  5%
    2nd year since purchase .........                  4%
    3rd year since purchase .........                  3%
    4th year since purchase .........                  3%
    5th year since purchase .........                  2%
    6th year since purchase .........                  1%
    Thereafter ......................                  0%

     The CDSL imposed depends on the amount of time you have held Class B shares. For example, if you invest $10,000 in the Fund's Class B shares and redeem those shares within one year of investment you will be charged a


                                 Prospectus 12

CDSL of 5% or $500. If you own Class B shares for more than six years, you do not have to pay a sales charge when redeeming those shares. Any period of time during which Class B shares are held in the Heritage Cash Trust -- Money Market Fund ("Money Market Fund") will be excluded from calculating the holding period. Class B shares of the Money Market Fund obtained through an exchange from another Heritage Mutual Fund are subject to any applicable CDSL due at redemption.

     Under certain circumstances, the CDSL will be waived. See "Waiver of the Contingent Deferred Sales Load" below.

     Class B shares will convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The conversion will be effected at the net asset value per share. Dividends and other distributions paid to shareholders by the Fund in the form of additional Class B shares also will convert to Class A shares on a pro rata basis. A conversion to Class B shares will benefit the shareholder because Class A shares have lower ongoing Rule 12b-1 fees than Class B shares. If you have exchanged Class B shares between Heritage Mutual Funds, the length of the holding period will be calculated from the date of original purchase, excluding any periods during which you held Class B shares of the Money Market Fund. Such conversion will not be treated as a taxable event.

CLASS B SHARES WILL CONVERT TO
CLASS A SHARES IF YOU HAVE
HELD THEM FOR MORE THAN EIGHT
YEARS.

     The Distributor may pay sales commissions to dealers who sell the Fund's Class B shares at the time of the sale. Payments with respect to Class B shares will equal 4% of the purchase price of the Class B shares.

WHAT CLASS C SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A CDSL of 1% is imposed on Class C shares if, less than one year from the date of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of Class C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price. Class C shares will not convert to Class A shares. In addition, Class C shares are subject to a Rule 12b-1 fee of 1.00% of their respective average daily net assets.

A CDSL WILL BE IMPOSED ON THE
REDEMPTION OF CLASS C SHARES
IF YOU HAVE HELD THEM FOR LESS
THAN ONE YEAR. THE CDSL, IF
APPLICABLE, IS BASED ON THE
LOWER OF PURCHASE PRICE OR
REDEMPTION PRICE.

     Under certain circumstances, the CDSL will be waived. See "Waiver of the Contingent Deferred Sales Load" below.

     The Distributor may pay sales commissions to dealers who sell the Fund's Class C shares at the time of the sale. Payments with respect to Class C shares will equal 1% of the purchase price of the Class C shares.

MINIMIZING THE CONTINGENT DEFERRED SALES LOAD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     When you redeem Class B shares and Class C shares, the Fund automatically will minimize the CDSL by assuming you are selling:

     /bullet/ First, Class B shares or Class C shares owned through reinvested dividends, upon which no CDSL is imposed; and


                                 Prospectus 13

    /bullet/ Second, Class B shares or Class C shares held in the customer's account the longest.

WAIVER OF THE CONTINGENT DEFERRED SALES LOAD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The CDSL for Class B shares and Class C shares currently is waived for:
(1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"), from a qualified retirement plan, including a Keogh Plan or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m) (7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal
Plan); or (5) involuntary redemptions by the Fund of Class B shares or Class C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

THE CDSL ON CLASS B SHARES AND
CLASS C SHARES WILL BE WAIVED
FOR CERTAIN SHAREHOLDERS.

     For more information about Class B shares and Class C shares, see "Reinstatement Privilege" and "Exchange Privilege."

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     Redemption of Fund shares can be made by:

     CONTACTING YOUR FINANCIAL ADVISOR. Your Financial Advisor will transmit an order to the Fund for redemption by the Fund and may charge you a fee for this service.

THERE ARE SEVERAL WAYS FOR YOU
TO REDEEM YOUR SHARES.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to the Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Fund, the Manager, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Fund, the Manager, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares -- Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $50,000, you may request that the check be


                                 Prospectus 14
mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. Fund shares may be redeemed by sending a written request for redemption to Heritage Series Trust -- Aggressive Growth Fund, P.O. Box 33022, St. Petersburg, FL 33733. Indicate the class and the number or dollar amount of shares you wish to redeem, along with your account number. Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit the order to the Fund for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of Class A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming Class A shares upon which you may already have paid a sales load. Therefore, the Fund will not knowingly permit the purchase of Class A shares through the Systematic Investment Plan if you are at the same time making systematic withdrawals of Class A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

     REINSTATEMENT PRIVILEGE.   If you redeem any or all of your Class A shares
of the Fund, you may reinvest all or any portion of the redemption proceeds in Class A shares at net asset value without any sales load, provided that such reinvestment is made within 90 calendar days after the redemption date. If you redeem any or all of your Class B shares or Class C shares of the Fund and paid a CDSL on those shares or held those shares long enough so that the CDSL no longer applies, you may reinvest all or any portion of the redemption proceeds in the same class of shares at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any realized loss will not be recognized to the extent the proceeds are reinvested in shares of the Fund within 30 days. In addition, under certain circumstances the front-end sales load charged on the purchases of Class A shares will not be included in your cost for determining gain or loss on a sale of those shares when the proceeds are reinvested. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his defined contribution plan, IRA, SEP or SIMPLE. You must notify the Fund if you intend to exercise the reinstatement privilege.

YOU WILL NOT BE CHARGED A
SALES LOAD ON CLASS A SHARES
REDEEMED AND REINVESTED WITHIN
90 DAYS OF REDEMPTION. YOU
MUST NOTIFY THE FUND WHEN YOU
EXERCISE THIS PRIVILEGE.

     Contact the Manager or your Financial Advisor for further information or see "Redeeming Shares" in the SAI.


                                 Prospectus 15

RECEIVING PAYMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If a request for redemption is received by the Fund in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for Class B shares or Class C shares. Requests for redemption received by the Fund after the close of regular trading on the Exchange will be executed at the net asset value determined at the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for Class B shares or Class C shares.

THE REDEMPTION PRICE GENERALLY
IS THE NEXT NAV COMPUTED AFTER
THE RECEIPT OF YOUR REDEMPTION
REQUEST.

     Payment for shares redeemed by the Fund normally will be made on the business day after redemption was made. Proceeds from a redemption of shares by check or pre-authorized automatic purchase may be delayed until the funds have cleared, which may take up to 15 days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

     A redemption request will be considered to be received in "good order" if:

    /bullet/ the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

   /bullet/ any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

   /bullet/ any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

   /bullet/ the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

     The Fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares" in the SAI.


                                 Prospectus 16

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If you have held Class A shares, Class B shares or Class C shares for at least 30 days, you may exchange some or all of your shares for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges of shares of Heritage Mutual Funds generally will result in the recognition of taxable gain or loss for Federal income tax purposes. See "Taxes."

YOU CAN EXCHANGE SHARES OF ONE
HERITAGE MUTUAL FUND FOR
SHARES OF THE SAME CLASS OF
ANOTHER HERITAGE MUTUAL FUND.

     For purposes of calculating the commencement of the CDSL holding period for shares exchanged from the Fund to the Class B shares or Class C shares of any other Heritage Mutual Fund, except the Money Market Fund, the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation. As a result, if you redeem Class B shares or Class C shares of the Money Market Fund before the expiration of the CDSL holding period, you will be subject to the applicable CDSL.

     If you exchange Class A shares, Class B shares or Class C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. If you exchange shares of the Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund.

     Class A shares of the Fund may be exchanged for Class A shares of the Heritage Cash Trust -- Municipal Money Fund, which is the only class of shares offered by that fund. If you exchange shares of the Heritage Cash Trust -- Municipal Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. Class B shares and Class C shares are not eligible for exchange into the Heritage Cash Trust -- Municipal Money Market Fund.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares -- Telephone Request."

     Telephone exchanges can be effected by calling the Manager at (800) 421-4184 or by calling your Financial Advisor. In the event that you or your Financial Advisor are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to the Manager. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund


                                 Prospectus 17
prospectus, contact the Manager or your Financial Advisor and see "Exchange Privilege" in the SAI.

                            MANAGEMENT OF THE FUND

BOARD OF TRUSTEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The business and affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Heritage Asset Management, Inc. is the Fund's investment adviser, fund accountant, administrator and transfer agent. The Manager is responsible for reviewing and establishing investment policies for the Fund as well as administering its non-investment affairs. The Manager is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the Fund and the other Heritage Mutual Funds with net assets totaling approximately $3.7 billion as of June 30, 1998.

HERITAGE ASSET MANAGEMENT,
INC. SERVES AS INVESTMENT
ADVISER TO THE FUND.

     The Manager's annual investment advisory and administration fee for the Fund is 1% of the Fund's average daily net assets on the first $50 million and 0.75% on average daily net assets over $50 million. This fee is computed daily and paid monthly. The Manager voluntarily waives fees or reimburses expenses as explained under "Total Fund Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Fund in the future. The Manager may recover fees previously waived. In addition, the Manager provides the Fund with fund accounting and transfer agent services for which the Manager receives an additional fee directly from the Fund.

     The Manager may recommend subadvisers to the Board based upon its continuing quantitative and qualitative evaluation of the subadvisers' skills in managing Fund assets using specific styles and strategies. Subject to receiving approval from the SEC, the Manager may be permitted to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of Fund shareholders, but subject to approval of the Board. Upon SEC approval of such authority, the SEC would issue an exemptive order that would eliminate the need for shareholder approval, subject to compliance with certain conditions. These conditions generally include the requirement that within 90 days of hiring a new subadviser or implementing a material change with respect to a subadvisory contract, the Fund must send a notice to shareholders containing information about the change that would be included in a proxy statement.


                                 Prospectus 18

SUBADVISER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Manager has entered into an agreement with Eagle to provide investment advice and portfolio management services, including placement of brokerage orders, on behalf of the Fund. For these services, the Manager pays Eagle a fee equal to 50% of the fees payable to the Manager by the Fund without regard to any reduction in fees actually paid to the Manager as a result of voluntary fee waivers by the Manager.

THE MANAGER EMPLOYS A
SUBADVISER FOR PROVIDING
INVESTMENT ADVICE AND
PORTFOLIO MANAGEMENT SERVICE
TO THE FUND.

     Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $5.7 billion for these clients as of June 30, 1998. In addition to advising private accounts, Eagle currently acts as investment adviser or subadviser to mutual funds, including Heritage Income-Growth Trust, the Eagle International Equity Fund, Small Cap Stock Fund, Growth Equity Fund, Mid Cap Growth Fund and Value Equity Fund series of Heritage Series Trust and Heritage Capital Appreciation Trust (although no assets currently are allocated to Eagle), four variable annuity portfolios (Eagle Core Equity Series and Eagle Small Cap Equity Series for Jackson National Life, Value Equity Series for Golden Select and Eagle Growth Equity Portfolio for New York Life) and a Puerto Rico investment company. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

EAGLE ASSET MANAGEMENT, INC.
IS THE FUND'S INVESTMENT
SUBADVISER.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Bert L. Boksen will serve as portfolio manager of the Fund. He will be responsible for the day-to-day management of the Fund's investment portfolio, subject to the general oversight of Heritage and the Board. Mr. Boksen has been a Senior Vice President of Eagle since 1995. Prior to that, he was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer, and Chairman of the Raymond James & Associates, Inc. Focus List Committee.

BERT L. BOKSEN WILL SERVE AS
THE PORTFOLIO MANAGER FOR THE
FUND.

BROKERAGE PRACTICES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund may use the Distributor or other affiliated broker-dealers as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution.

     In selecting broker-dealers, the Manager or the Subadviser, as applicable, may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Manager or the Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI.


                                 Prospectus 19

                       SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Dividends from net investment income are declared and paid annually by the Fund. The Fund also distributes to its shareholders substantially all of its net realized capital gains on portfolio securities and net realized gains from foreign currency transactions after the end of the year in which the gains are realized. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan generally are paid in additional Fund shares. Other shareholders may elect to:

SEVERAL OPTIONS EXIST FOR
RECEIVING DIVIDENDS AND OTHER
DISTRIBUTIONS.

     /bullet/ receive both dividends and other distributions in additional Fund shares;

     /bullet/ receive dividends in cash and other distributions in additional
              Fund shares;

     /bullet/ receive both dividends and other distributions in cash; or

     /bullet/ receive both dividends and other distributions in cash for investment into another Heritage Mutual Fund.

     If you select none of these options, the first option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at their net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying the Manager in writing.

     Dividends paid by the Fund with respect to its Class A shares, Class B shares and Class C shares are calculated in the same manner and at the same time and will be in the same amount per share, except that dividends on Class B shares and Class C shares of the Fund may be lower than dividends on its Class
A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to Class B shares and Class C shares.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, the Fund may pay the Distributor distribution and service fees of up to 0.35% of the Fund's average daily net assets attributable to Class A shares of the Fund. The Fund will pay the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares. This fee is computed daily and paid monthly.

THE FUND PAYS SERVICE AND
DISTRIBUTION FEES TO THE
DISTRIBUTOR.

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B shares and Class C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, the Fund will pay the Distributor a service fee of 0.25% and a distribution fee of

                                 Prospectus 20

0.75% of the Fund's average daily net assets attributable to Class B shares and Class C shares. These fees are computed daily and paid monthly.

     The above-referenced fees are paid to the Distributor under Distribution Plans adopted pursuant to Rule 12b-l under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of the Fund's Class A shares, Class B shares and Class C shares, including compensation (in addition to the sales load) paid to Financial Advisors; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of the Fund.

    If a Plan is terminated, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund intends to qualify for treatment as a regulated investment company under the Code. By doing so, the Fund (but not its shareholders) will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of the Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognition on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio security on which the gain was realized, not by how long you have held your Fund shares. The portion of the dividends (but not the capital gain distributions) paid by the Fund that does not exceed the aggregate dividends received by the Fund from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

THE FUND IS NOT EXPECTED TO
HAVE ANY FEDERAL TAX
LIABILITY. HOWEVER, YOUR TAX
OBLIGATIONS ARE DETERMINED BY
YOUR PARTICULAR TAX
CIRCUMSTANCES.

     Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by its shareholders on December 31 if they are paid by the Fund during the following January.

WHEN YOU SELL OR EXCHANGE
SHARES, IT GENERALLY IS
CONSIDERED A TAXABLE EVENT TO
YOU.


                                 Prospectus 21

     Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. When you sell or exchange shares of the Fund, it generally is considered a taxable event to you.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

ABOUT THE TRUST AND THE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust currently offers its shares through six separate investment portfolios. To obtain more information about the Trust's other investment portfolios, which are not offered in this Prospectus, call (800) 421-4184.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Class A shares, Class B shares and Class C shares of the Fund have equal voting rights, except that in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the other Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of each Trust's outstanding shares.

YOU MAY VOTE ON MATTERS
SUBMITTED FOR YOUR APPROVAL.
EACH SHARE YOU OWN ENTITLES
YOU TO ONE VOTE.

     The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer programs used by the Manager, Eagle and the Fund's other service providers to address the Year 2000 issue. There can be no assurance that these steps will be sufficient to avoid any adverse impact.

     No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                 Prospectus 22

                     STATEMENT OF ADDITIONAL INFORMATION
                            HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND


      This Statement of Additional Information ("SAI") dated July 29, 1998, should be read in conjunction with the Prospectus of the Heritage Series Trust - Aggressive Growth Fund (the "Fund") dated July 29, 1998. This SAI is not a prospectus itself. To receive a copy of the Fund's Prospectus, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call (800) 421-4184.

                       HERITAGE ASSET MANAGEMENT, INC.
             880 Carillon Parkway, St. Petersburg, Florida 33716

                              TABLE OF CONTENTS
                                                                            PAGE


GENERAL INFORMATION..........................................................1
INVESTMENT INFORMATION.......................................................1
      Investment Objective...................................................1
      Investment Policies....................................................1
      Industry Classifications...............................................4
INVESTMENT LIMITATIONS.......................................................4
NET ASSET VALUE..............................................................5
PERFORMANCE INFORMATION......................................................6
INVESTING IN THE FUND........................................................7
      Systematic Investment Options..........................................7
      Retirement Plans.......................................................8
      Class A Combined Purchase Privilege (Right of Accumulation)............9
      Class A Statement of Intention.........................................9
REDEEMING SHARES............................................................10
      Systematic Withdrawal Plan............................................10
      Telephone Transactions................................................11
      Redemptions in Kind...................................................11
      Receiving Payment.....................................................11
EXCHANGE PRIVILEGE..........................................................12
CONVERSION OF CLASS B SHARES................................................12
TAXES ......................................................................12
FUND INFORMATION............................................................14
      Management of the Fund................................................14
      Investment Adviser and Administrator; Subadviser......................17
      Brokerage Practices...................................................18
      Distribution of Shares................................................19
      Administration of the Fund............................................20
      Potential Liability...................................................21
APPENDIX...................................................................A-1

GENERAL INFORMATION
-------------------

      The Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is registered as open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers its shares through six separate investment portfolios, including the Fund. The Fund offers three classes of shares, Class A shares sold subject to a 4.75% maximum front-end sales load ("Class A shares"), Class B shares sold subject to a 5% maximum contingent deferred sales load ("CDSL"), declining over a six-year period ("Class B shares"), and Class C shares sold subject to a 1% CDSL ("Class C shares"). To obtain more information about the Trust's other investment portfolios, call (800) 421-4281.

INVESTMENT INFORMATION
----------------------

      INVESTMENT OBJECTIVE
      --------------------

      The Fund's investment objective is stated in the Prospectus.

      INVESTMENT POLICIES
      -------------------

      The following information is in addition to and supplements the Fund's investment policies set forth in the Prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS"), EUROPEAN DEPOSITORY RECEIPTS ("EDRS"), GLOBAL DEPOSITORY RECEIPTS ("GDRS") AND INTERNATIONAL DEPOSITORY RECEIPTS ("IDRS"). The Fund may invest in sponsored and unsponsored ADRs. ADRs, EDRs, GDRs and IDRs are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

      ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

      The Fund also may invest in sponsored or unsponsored EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts. Depository Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of certain investment limitations, the Fund considers EDRs, GDRs and IDRs to be foreign securities.

      BANKERS' ACCEPTANCES. The Fund may invest in banker's acceptances. A banker's acceptance is a short-term credit instrument used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF DEPOSIT. The Fund may invest in bank certificates of deposit ("CDs") issued by domestic institutions with assets in excess of $1 billion. The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. The Fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's ("S&P"). Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

      CONVERTIBLE SECURITIES. The Fund may invest in investment grade convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities in which the Fund may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

      The Fund also may invest in lower-rated convertible securities as described in the Prospectus.

      FOREIGN SECURITIES. The Fund may invest in foreign securities. It is anticipated that, in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Further, the economies of some countries may differ favorably or unfavorably from the economy of the United States.

      It is the Fund's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of the Fund's subadviser, Eagle Asset Management, Inc. ("Eagle" or "Subadviser"), such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the Fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

      Because investments in foreign companies usually will involve currencies of foreign countries and because the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of Fund assets held in foreign currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. In addition, to protect against uncertainty in the level of future exchange rates, the Fund may enter into contracts to purchase or sell foreign currencies at a future date (I.E., a "forward currency contract" or "forward contract").

      ILLIQUID SECURITIES. The Fund will not purchase or otherwise acquire any illiquid security, including repurchase agreements maturing in more than seven days, if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

      INDEX SECURITIES. The Fund may invest in Standard and Poor's Depositary Receipts ("SPDRs"), Standard and Poor's MidCap 400 Depositary Receipts ("Mid Cap SPDRs"), and other index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or the Standard & Poor's MidCap 400 Index, but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

      Index Securities are considered investments in other investment companies. Such investments may involve duplication of advisory fees and certain other expenses.

      PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on preferred stock is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Fund's custodian bank ("Custodian").

      U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

      WARRANTS. The Fund may purchase rights and warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The Fund currently does not intend to invest more than 5% of its net assets in warrants. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

      INDUSTRY CLASSIFICATIONS
      ------------------------

      For purposes of determining industry classifications, the Fund relies upon classifications established by Heritage that are based upon classifications contained in the Standard & Poor's Corporation Industry Classifications.

INVESTMENT LIMITATIONS
----------------------

      FUNDAMENTAL INVESTMENT POLICIES
      -------------------------------

      In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not invest more than 5% of its assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of the voting securities of any one issuer.

      INDUSTRY CONCENTRATION. The Fund may not purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry; however, this restriction does not apply to U.S. Government securities.

      BORROWING MONEY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and except that the Fund may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, the Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. Interest paid on borrowed funds will not be available for investment.
The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

      ISSUING SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted by its investment objective, policies, and investment limitations, except that the Fund may engage in transactions involving forward currency contracts, or other financial instruments.

      UNDERWRITING. Subject to the following exceptions, the Fund may underwrite the securities of other issuers: (1) the Fund may underwrite securities to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws, and (2) the Fund may invest not more than 15% of its net assets (taken at cost immediately after making such investment) in securities that are not readily marketable without registration under the Securities Act of 1933 as amended.

      INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. With the following exceptions, the Fund may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships): the Fund may purchase (1) securities issued by companies that invest in or sponsor such interests, and (2) purchase and sell forward currency contracts and other financial instruments.

      LOANS. The Fund may not make loans, except under the following circumstances: (1) to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans and (2) where the Fund may enter into repurchase agreements as permitted under its investment policies.

      NON-FUNDAMENTAL INVESTMENT POLICIES
      -----------------------------------

      The Fund has adopted the following additional restrictions that, together with certain limits described in the Prospectus, may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

      INVESTING IN ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale.

      SELLING SHORT AND BUYING ON MARGIN. The Fund may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities; in addition, the Fund may make margin deposits in connection with its use of forward currency contracts and other financial instruments.

      INVESTING IN INVESTMENT COMPANIES. The Fund may not invest in securities issued by other investment companies except as permitted by the 1940 Act, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

NET ASSET VALUE
---------------

      The net asset value per share of Class A shares, Class B shares and Class C shares is determined separately as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business.

      A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the over-the-counter ("OTC") market, the most recent quoted bid price is used. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith under procedures established by the Board of Trustees. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

      All securities and other assets quoted in foreign currency and forward currency contracts are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Custodian. Foreign currency exchange rates generally are determined prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the Exchange, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The foreign currency exchange transactions of the Fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

      The Fund is open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Fund's close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Fund's net asset value is not calculated. Calculation of net asset value of Class A shares, Class B shares and Class C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Fund calculates net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the Fund's net asset value is calculated, such securities and other assets will be valued at fair value as determined in good faith under procedures established by the Board of Trustees.

      The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of Class A shares, Class B shares and Class C shares.

PERFORMANCE INFORMATION
-----------------------

      The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the Fund's advertising and promotional materials are calculated according to the following formula:

                           P(1+T)[SUPERSCRIPT]n = ERV
            where:P     =     a hypothetical initial payment of $1,000
                  T     =     average annual total return
                  n     =     number of years
                  ERV   =     ending   redeemable   value  of  a  hypothetical
                              $1,000 payment made at the beginning of the period at the end of that period

      In calculating the ending redeemable value for Class A shares, the Fund's current maximum sales load of 4.75% is deducted from the initial $1,000 payment and, for Class B shares and Class C shares, the applicable CDSL imposed on a redemption of Class B shares or Class C shares held for the period is deducted. All dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

      In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, the Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing the Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Mutual Funds or with such market indices as the Dow Jones Industrial Average, and the S&P 500 Index, the Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on Class A shares or CDSLs charged on Class B shares and Class C shares. By not annualizing the performance and excluding the effect of the front-end sales load on Class A shares and the CDSL on Class B shares and Class C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the front-end sales load.


INVESTING IN THE FUND
---------------------

      Class A shares, Class B shares and Class C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of the Fund are explained in the Prospectus under "Purchase Procedures."

      SYSTEMATIC INVESTMENT OPTIONS
      -----------------------------

      The options below allow you to invest continually in the Fund at regular intervals.

      1. Systematic Investing -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into the Fund. The draft is returned by your bank the same way a canceled check is returned.

      2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits), you may have all or a portion of your payroll directed to the Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

      3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of the Fund. The U.S. Government or agency will report to you all payments made.

      4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

      You may change or terminate any of the above options at any time.

      RETIREMENT PLANS
      ----------------

      HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage Individual Retirement Account ("IRA"). An individual may make limited contributions to a Heritage IRA through the purchase of shares of the Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs (established by the Taxpayer Relief Act of 1997) are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from
Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.

      Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

      OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase Class A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of Class A shares will be that normally applicable under the schedule of sales loads set forth in the Prospectus to an investment 13 times larger than the initial purchase. The sales load applicable to each succeeding monthly purchase of Class A shares will be that normally applicable, under the schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase Class C shares at any time.

      CLASS A COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
      -----------------------------------------------------------

      Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the Prospectus by combining purchases of Class A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of Class A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include Class A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load.

      The applicable Class A shares initial sales load will be based on the total of:

            (i)    the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor and (b) all Class A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

            (iii) the net asset value of all Class A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

      Class A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

      To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Fund's distributor, Raymond James & Associates, Inc. ("Distributor"), with sufficient information to verify that each purchase qualifies for the privilege or discount.

      CLASS A STATEMENT OF INTENTION
      ------------------------------

      Investors also may obtain the reduced sales loads shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in Class A shares of the Fund or any other Heritage Mutual Fund subject to a sales load. Each purchase of Class A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction.

      The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional Class A shares of the Fund subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

      The  methods  of  redemption   are  described  in  the  section  of  the
Prospectus entitled "How to Redeem Shares."

      SYSTEMATIC WITHDRAWAL PLAN
      --------------------------

      Shareholders may elect to make systematic withdrawals from the Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

      Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of Class C shares, if made in less than one year of the date of purchase, will be charged a CDSL of 1%. Systematic withdrawals of Class B shares, if made in less than six years of the date of purchase, will be charged the applicable CDSL. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for Class B shares and Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The Fund, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional Class A shares of the Fund if maintaining a Systematic Withdrawal Plan of Class A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the Fund's Automatic Investment Plan.

      TELEPHONE TRANSACTIONS
      ----------------------

      Shareholders may redeem shares by placing a telephone request to the Fund. The Fund, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Fund, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      REDEMPTIONS IN KIND
      -------------------

      The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

      RECEIVING PAYMENT
      -----------------

      If shares of the Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for Class B shares and Class C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by the Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to Heritage.

EXCHANGE PRIVILEGE
------------------

      An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by the Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day.

      Class A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into Class A shares of the Fund without payment of any sales load. Class A shares of Intermediate Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into Class A shares of the Fund, unless those shares were acquired through an exchange of other Class A shares that were subject to an initial sales load.

CONVERSION OF CLASS B SHARES
----------------------------

      Class B shares of the Fund automatically will convert to Class A shares, based on the relative net asset values per share of the two classes, eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the availability of the conversion feature will not be met.

TAXES
-----

      GENERAL. The Fund is treated as a separate corporation for Federal income tax purposes. To qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% Federal excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of Fund shares for shares of another Heritage Mutual Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of the Fund or acquires Class A shares of another Heritage Mutual Fund without paying a sales load due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      The Fund's use of hedging strategies, such as entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations) and gains from transactions in forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income requirement.

      INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that it distributes that income to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Investors are advised to consult their own tax advisers regarding the status of an investment in the Fund under state and local tax laws.

FUND INFORMATION
----------------

      MANAGEMENT OF THE FUND
      ----------------------

      TRUSTEES AND OFFICERS. The Trust's Trustees and Officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Heritage and Eagle.



                               Position with      Principal Occupation
              NAME             each TRUST         DURING PAST FIVE YEARS
              ----             -------------      ----------------------

Thomas A. James* (55)               Trustee      Chairman  of  the  Board  since
880 Carillon Parkway                             1986   and   Chief    Executive
St. Petersburg, FL                               Officer   since  1969  of  RJF;
33716                                            Chairman  of the  Board  of RJA
                                                 since 1986;  Chairman of the
                                                 Board  of Eagle  since  1984
                                                 and Chief Executive  Officer
                                                 of Eagle, 1994 to 1996.

Richard K. Riess* (48)              Trustee      Chief   Executive   Officer  of
880 Carillon Parkway                             Eagle  since  1996,  President,
St. Petersburg, FL                               1995    to    present,    Chief
33716                                            Operating   Officer,   1988  to
                                                 1996,       Executive      Vice
                                                 President, 1988 to 1993.

Donald W. Burton* (53)              Trustee      President  of  South   Atlantic
614 W. Bay Street                                Capital  Corporation   (venture
Suite 200                                        capital) since 1981.
Tampa, FL  33606

C. Andrew Graham (57)               Trustee      Vice   President  of  Financial
Financial Designs, Ltd.                          Designs   Ltd.    since   1992;
1775 Sherman Street                              Principal   of   First   Denver
Suite 1900                                       Financial           Corporation
Denver, CO  80203                                (investment    banking)   since
                                                 1987.

David M. Phillips (58)              Trustee      Chairman  and  Chief  Executive
World Trade Center                               Officer   of  CCC   Information
  Chicago                                        Services,  Inc.  since 1994 and
444 Merchandise Mart                             of     InfoVest     Corporation
Chicago, IL  60654                               (information  services  to  the
                                                 insurance  and auto  industries
                                                 and consumer  households) since
                                                 1982.

                               Position with      Principal Occupation
              NAME             each TRUST         DURING PAST FIVE YEARS
              ----             -------------      ----------------------

Eric Stattin (64)                   Trustee       Litigation  Consultant/Expert
1975 Evening Star Drive                           Witness and private investor
Park City, UT 84060                               since 1988.

James L. Pappas (54)                Trustee       Lykes Professor of Banking and
University of South                               Finance    since   1986    at
  Florida                                         University  of  South Florida;
College of Business                               Dean  of  College  of Business
  Administration                                  Administration 1987 to 1996.
Tampa, FL  33620

Stephen G. Hill (38)                President     Chief  Executive   Officer and
880 Carillon Parkway                              President  of  Heritage  since
St. Petersburg, FL                                1989 and  Director since 1994;
33716                                             Director of Eagle since 1995.

Donald H. Glassman (40)             Treasurer     Treasurer  of  Heritage  since
880 Carillon Parkway                              1989;   Treasurer of  Heritage
St. Petersburg, FL                                Mutual Funds since 1989.
33716


Clifford J. Alexander (54)          Secretary     Partner,      Kirkpatrick   &
1800 Massachusetts                                Lockhart LLP (law firm).
   Ave., NW
Washington, DC  20036

Patricia Schneider (56)             Assistant     Compliance   Administrator of
880 Carillon Parkway                Secretary     Heritage.
St. Petersburg, FL
33716

Robert J. Zutz (45)                 Assistant     Partner,      Kirkpatrick   &
1800 Massachusetts                  Secretary     Lockhart LLP (law firm).
  Ave., NW
Washington, DC  20036

      * These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

      The Trustees and officers of the Trust, as a group, own less than 1% of each class of the Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Trust currently pays Messrs. Burton, Graham, Pappas, Phillips and Stattin $3,333 annually and $1,250 per meeting of the Board of Trustees. The

Trustees also are reimbursed for any expenses incurred in attending meetings. Because Heritage performs substantially all of the services necessary for the Fund;s operation, the Fund requires no employees. No officer, director or employee of Heritage receives any compensation from the Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended.

                               COMPENSATION TABLE
                               ------------------
                                                          Total Compensation
                               Aggregate Compensation     From the Trust and
         Name of Person,              From the           the Heritage Family
            POSITION              SERIES TRUST(1)           of Fund Paid
            --------              ---------------          TO TRUSTEES(2)
                                                           --------------

    Donald W. Burton, Trustee        $5,820                    $16,000

    C. Andrew Graham, Trustee        $5,820                    $16,000

    David M. Phillips, Trustee       $4,364                    $12,000

    Eric Stattin,                    $5,820                    $16,000
    Trustee

    James L. Pappas,                 $5,092                    $14,000
    Trustee

    Richard K. Riess,                  $0                         $0
    Trustee

    Thomas A. James,                   $0                         $0
    Trustee
   -------------------------

   (1)   For the fiscal year ended October 31, 1997.

   (2) The Heritage Mutual Funds consist of six separate registered investment companies, including the Trust.

      No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust's expenses.

      INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISER
      ------------------------------------------------

      The investment adviser and administrator for the Fund is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. All the capital stock of Heritage is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

      Heritage is responsible for overseeing the Fund's investment and noninvestment affairs, subject to the control and direction of the Board of Trustees. The Trust, on behalf of the Fund, entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and last supplemented on July 29, 1998. The Investment Advisory and Administration

Agreement requires that Heritage review and establish investment policies for the Fund and administer the Fund's noninvestment affairs.

      Under a  Subadvisory   Agreement,  Eagle,  subject  to the  direction  and
control of the Board of Trustees, provide investment advice and portfolio management services to the Fund for a fee payable by Heritage.

      Heritage also is obligated to furnish the Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Fund. Heritage and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Heritage and its affiliates. The Fund pays all its other expenses that are not assumed by Heritage. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

      The Advisory Agreement and the Subadvisory Agreement each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of the Trust, Heritage or Eagle, as defined under the 1940 Act) and by Fund shareholders in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, Eagle, or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Heritage to the Fund and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Heritage, or 90 days' written notice by Eagle. Under the terms of the Advisory Agreement, Heritage automatically becomes responsible for the obligations of Eagle upon termination of the Subadvisory Agreement. In the event Heritage ceases to be the Fund's investment adviser or the Distributor ceases to be the Fund's principal distributor, the right of the Fund to use the identifying name of "Heritage" may be withdrawn.

      Heritage and Eagle shall not be liable to the Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Fund or for any losses that may be sustained in the purchase, holding or sale of any security.

      All of the officers of the Trust except for Messrs. Alexander and Zutz are officers or directors of Heritage or its affiliates. These relationships are described under "Management of the Fund."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by the Fund to Heritage is based on the Fund's average daily net assets as listed in the Prospectus. Heritage has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.65% of the average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.40% of average daily net assets attributable to that class during this fiscal year.

      Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to the Fund for a fee paid by Heritage to Eagle with respect to the amount of Fund assets under management equal to 50% of the fees payable to Heritage by the Fund, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations.

     CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable.

      BROKERAGE PRACTICES
      -------------------

      While the Fund generally purchases securities for long-term capital gains, the Fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The Fund's turnover rate is expected to exceed 100%.

      Eagle is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, Eagle also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, Eagle may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, Eagle may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that Eagle determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle in connection with services to clients other than the Fund.

      Eagle may use the Distributor, its affiliates or certain affiliates of Heritage as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      Eagle also may select other brokers to execute portfolio transactions. In the OTC market, the Fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

      The Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the ability to recapture Fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

      Pursuant  to Section  11(a) of the  Securities  Exchange  Act of 1934,  as
amended,  the  Fund  has  expressly  consented  to  the  Distributor   executing
transactions on an exchange on its behalf.

      DISTRIBUTION OF SHARES
      ----------------------

      The Distributor and Financial Advisors with whom the Distributor has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of the Fund. Pursuant to the Distribution Agreements with respect to Class A shares, Class B shares and Class C shares, the Distributor bears the cost of making information about the Fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, B and C shareholders and for maintaining shareholder accounts. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

      The Fund has adopted a Distribution Plan for each class of shares (each a "Plan" and collectively the "Plans"). These Plans permit the Fund to pay the Distributor the monthly distribution and service fee out of the Fund's net assets to finance activity that is intended to result in the sale and retention of Class A shares, Class B shares and Class C shares. The Fund intends to use all Class A, Class B and Class C 12b-1 fees to pay the Distributor. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. Each Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"). In approving such Plans, the Board determined that there is a reasonable likelihood that the Fund and its shareholders will benefit from each Plan.

      Each Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

      The Distribution Agreements may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Fund may effect such termination by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. For so long as any Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

ADMINISTRATION OF THE FUND
--------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Fund; furnish office space and equipment; oversee the activities of the subadviser and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Heritage. In addition, Heritage provides certain shareholder servicing activities for Fund customers.

      Heritage also is the transfer and dividend reimbursing agent for the Fund and serves as fund accountant for the Fund. The Fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent.

      CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. The Custodian also provides portfolio accounting and certain other services for the Fund.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the Trust.

      INDEPENDENT ACCOUNTANTS. Pricewaterhouse Coopers LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, is the independent accountant for the Trust.

POTENTIAL LIABILITY
-------------------

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Fund or the Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Fund's obligations, that Fund is required to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX

COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-L. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.